INCOME TAXES (Schedule of income tax expense) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Current:
Federal	$ 30,642	$ 362,463	$ 68,845
State and City	202,358	291,537	205,155
Deferred taxes
Federal	267,000	408,000	198,000
State and City	18,000	469,000
Income tax provision	$ 518,000	$ 1,531,000	$ 472,000